RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the six months ended June 30, 2021 (unaudited) and 2022:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Inc. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei ”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (Yujie)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the nine months ended September 30, 2021 and 2022:

Name of related parties	Relationship with the group
360 Security Technology Inc. (“360 Group”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifutong Technology Co., Ltd. (“Qifutong”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Shanghai Qibutianxia Information Technology Co., Ltd. (“Qibutianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qicaitianxia Technology Co., Ltd. (“Qicaitianxia”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qihu Technology Co., Ltd. (“Qihu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Jinshang Consumer Finance Co.,Ltd. (“Jinshang”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Zixuan Information Technology Co., Ltd. (“Beijing Zixuan”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Xixian New Area Financial Asset Exchange Co., Ltd. (“Xixian”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Qifei Xiangyi Consultation Co., Ltd (“Beijing Qifei”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Hangzhou Qifei Huachuang Technology Co, Ltd (“Hangzhou Qifei”)	Investee of the Group
Shanghai Jiehu Internet Technology Co., Ltd. (“Shanghai Jiehu”)	An affiliate of 360 Group, ultimately controlled by Mr. Zhou, the Chairman of the Group
Kincheng Bank of Tianjin Co., Ltd. (“Kincheng Bank”)	An affiliate of an entity controlled by Mr. Zhou, the Chairman of the Group
Tianjin Yujie Technology Co., Ltd. (“Yujie”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Beijing Hongying Information Technology Co., Ltd. (“Hongying”)	Entity controlled by Mr. Zhou, the Chairman of the Group
Shareholders	Shareholders of the Group
Others	Entities controlled by Mr. Zhou, the Chairman of the Group

Schedule of transactions with related parties

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Referral service fee charged by Yujie	101,715	221,380
Bandwidth service fee charged by Qihu	51,696	62,882
Brand fees charged by Qihu	—	23,584
Referral service fee charged by Qihu	12,273	880
Rental expenses charged by Hongying	5,696	7,340
Corporate expenses allocated from Qibutianxia	5,660	—
Others	1,038	2,180
Total	178,078	318,246

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Referral service fee charged by Yujie	217,889	298,069
Bandwidth service fee charged by Qihu	79,714	96,387
Brand fees charged by Qihu	11,792	35,376
Referral service fee charged by Qihu	16,760	1,251
Rental expenses charged by Hongying	8,561	10,967
Corporate expenses allocated from Qibutianxia	5,660	—
Others	1,417	3,011
Total	341,793	445,061

Schedule of services provided to the related parties

	Six months ended June 30,
	2021	2022
	RMB	RMB
	(unaudited)
Referral service fee charged from Kincheng Bank	—	108,757
Loan facilitation services fee charged from Jinshang	89,582	62,967
Loan facilitation services fee charged from Beijing Zixuan	37	—
Loan facilitation services fee charged from Kincheng Bank	852,625	289,961
Post-origination services fee charged from Jinshang	32,644	36,043
Post-origination services fee charged from Beijing Zixuan	56	—
Post-origination services fee charged from Kincheng Bank	62,042	268,747
Others	13,050	20,682
Total	1,050,036	787,157

	Nine months ended September 30,
	2021	2022
	RMB	RMB
Referral service fee charged from Kincheng Bank	—	109,000
Loan facilitation services fee charged from Kincheng Bank	1,303,832	349,553
Loan facilitation services fee charged from Jinshang	165,528	101,190
Loan facilitation services fee charged from Beijing Zixuan	37	—
Post-facilitation services fee charged from Kincheng Bank	169,274	364,455
Post-facilitation services fee charged from Jinshang	50,665	52,180
Post-facilitation services fee charged from Beijing Zixuan	56	—
Others	13,342	40,085
Total	1,702,734	1,016,463

Schedule of amounts due from related parties

	December 31,	June 30,
	2021	2022
	RMB	RMB
Kincheng	771,335	572,272
Jinshang	194,123	200,965
Shareholders(1)	10,158	10,158
Beijing Zixuan	—	—
Others	2,559	5,127
Total	978,175	788,522
(1)	The balance represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

	December 31,	September 30,
	2021	2022
	RMB	RMB
Kincheng Bank	771,335	410,015
Jinshang	194,123	158,414
Shareholders (1)	10,158	3,614
Others	2,559	18,203
Total	978,175	590,246
(1)	The balance represents the ADS registration fees incurred on behalf of certain shareholders that are to be reimbursed from them.

Schedule of amounts due to related parties

	December 31,	June 30,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	127,688
Yujie	30,165	13,200
Others	29,737	36,143
Total	214,057	178,687

	December 31,	September 30,
	2021	2022
	RMB	RMB
Qibutianxia	9,156	1,656
Qihu	144,999	174,055
Yujie	30,165	11,340
Others	29,737	16,273
Total	214,057	203,324